Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes the stock-based compensation expense incurred by the Company (in thousands):

	Three Months Ended March 31,
	2014	2013
Stock options	$—	$90
Restricted stock	—	169
Total	$—	$259

The following table summarizes the stock-based compensation expense incurred by the Company (in thousands):

	Years Ended December 31,
	2013	2012
Stock options	$90	$922
Restricted stock	1,503	568
Total	$1,593	$1,490

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity under the 2007 Plan as of March 31, 2014, and the changes during the three months ended March 31, 2014 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Life	Intrinsic
	Shares	Price	(years)	Value
Options outstanding, January 1, 2014	65,481	$58.94
Granted	—	—
Exercised	—	—
Forfeited	(940)	55.20
Options outstanding, March 31, 2014	64,541	$58.99	0.8	$0.00

Options exercisable, March 31, 2014	64,541	$58.99	0.8	$0.00

A summary of stock option activity under the 2007 Plan as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding, January 1, 2013	71,237	$61.72
Granted	—	—
Exercised	—	—
Forfeited	(5,756)	93.30
Options outstanding, December 31, 2013	65,481	$58.94	1.0	$0.00

Options exercisable, December 31, 2013	65,481	$58.94	1.0	$0.00

Schedule Of Unvested Stock Options Table [Table Text Block]
A summary of the status of our unvested stock options as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested, January 1, 2013	10,074	$46.01
Granted	—	—
Vested	(10,074)	46.01
Forfeited	—	—
Unvested, December 31, 2013	—	$—

Schedule Of Restricted Stock Activity [Table Text Block]
A summary of restricted stock activity under the 2007 Plan as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Award	Aggregate Intrinsic Value
Restricted stock outstanding, January 1, 2013	143,026	$13.82
Granted	—	—
Vested	(141,838)	13.84
Cancelled or expired	(1,188)	11.53
Restricted stock outstanding, December 31, 2013	—	$—	$—